Supplement Dated June 28, 2023
To The Prospectus Dated May 1, 2000 For

Capital Select
Individual Flexible Premium Variable and Fixed Life Insurance Policy

Issued Through
Jackson VFL Variable Life Separate Account
Formerly Valley Forge Life Insurance Company Variable Life Separate Account

By Jackson National Life Insurance Company®
Formerly by Reassure America Life Insurance Company

To The Prospectus Dated May 1, 2001 For
Dimension Four – Dimension Five
Flexible Premium Variable and Fixed Life Insurance Policy
and Flexible Premium Variable and Fixed Last To Die Life
Insurance Policy

Dimension One
Flexible Premium Variable Life Insurance Policy

Dimension Two – Dimension Three
Modified Single Premium Variable and Fixed Life Insurance Policy
and Modified Single Premium Variable and Fixed Last To Die Life Insurance Policy

Issued Through
Jackson VFL Variable Life Separate Account
Formerly Valley Forge Life Insurance Company Variable Life Separate Account

By Jackson National Life Insurance Company®
Formerly by Reassure America Life Insurance Company

To The Prospectus Dated May 1, 2006 For

Capital Select
Flexible Premium Deferred Variable Annuity Contract

To The Prospectus Dated May 1, 2001 For

Capital Select Plus – Capital Advantage
Flexible Premium Deferred Variable Annuity Contracts

Issued Through
Jackson VFL Variable Annuity Separate Account
Formerly Valley Forge Life Insurance Company Variable Annuity Separate Account

By Jackson National Life Insurance Company®
Formerly by Reassure America Life Insurance Company

This supplement updates the above-referenced prospectuses for Contracts formerly issued by Reassure America Life Insurance Company (“REASSURE”). Please read it and keep it together with your prospectus for future reference.

➢    Please note that our mailing address has changed. Effective July 31, 2023, please direct all written requests and inquiries related to your variable annuity or variable life Contract to Jackson National Life Insurance Company, P.O. Box 4351, Clinton, IA 52733-4351.

VPS00033 07/23